FINANCIAL LIABILTIES (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Disclosure of financial liabilities

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Current:
Deferred consideration	—	995
Total current financial liabilities	$—	$995
The following table provides a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses:

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable and class B shares (US$ Millions)
Balance at January 1, 2021	67,441,451	2	$2,221
Share issuance(1)	42,195,641	—	1,776
Share issuance - BIPC exchangeable LP unit exchanges	556,997	—	23
Shares exchanged to units	(36,549)	—	(1)
Remeasurement of liability	—	—	447
Balance at December 31, 2021	110,157,540	2	$4,466
Share issuance - BIPC exchangeable LP unit exchanges	317,595	—	15
Shares exchanged to units	(6,332)	—	—
Remeasurement of liability	—	—	(259)
Balance as at June 30, 2022	110,468,803	2	$4,222
1.During the year ended December 31, 2021, our company issued 3.2 million shares in exchange for net cash consideration of $128 million. The remaining shares were issued to subsidiaries of the partnership in exchange for non-cash consideration including loans receivable and settlements of loan payable.